Filed Pursuant to Rule 497(e)
                                                Registration File No: 333-67926


         SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                   OF ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                          200 Park Avenue, 24th Floor
                            New York, New York 10166
                                 (212) 667-4225

                  Supplement dated July 31, 2006 to the SAI of
              Advantage Advisers Multi-Sector Fund I (the "Fund").

The following updates and revises certain information regarding the Trustees provided in the SAI dated January 27, 2006:

1. The following information is an addition to the information appearing in the "Independent Trustees" table on page S-12 of the SAI:


                                                                                                              Number of
                                                                                                            Portfolios in
                              Term of Office                                                                 Fund Complex
   Name, Age, Address and     and Length of           Principal Occupation(s) During Past 5 Years            Overseen by
 Position(s) with the Fund     Time Served          Other Trusteeships/Directorships Held by Trustee           Trustee
----------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 54           Indefinite;    Mr. Ausubel serves as a director for the Richard Lounsbery          5
c/o Oppenheimer Asset         Since July 24,  Foundation and the Program for the Human Environment. He
Management Inc.                    2006       is also a Senior Research Associate at The Rockefeller
200 Park Avenue, 24th                         University. He is a Program Director for the Alfred P.
Floor, New York, NY 10166                     Sloan Foundation and an Adjunct Scientist at the Woods Hole
                                              Oceanographic Institution.

James E. Buck, 69              Indefinite;    Mr. Buck retired in 2002 as Senior Vice President and               5
c/o Oppenheimer Asset         Since July 24,  Secretary of the New York Stock Exchange, Inc. (the
Management Inc.                    2006       "Exchange") and the subsidiaries of the Exchange, including
200 Park Avenue, 24th                         the NYSE Foundation.
Floor, New York, NY 10166


2. The following paragraph replaces the second paragraph below the "Interested Trustee" table of the SAI on page S-13:

         At a special meeting of shareholders of the Fund held on July 24, 2006 for the purpose of electing Trustees, the Fund's shareholders re-elected all of the current Trustees and approved the election of two new Trustees, Messrs. Jesse H. Ausubel and James E. Buck to the Board. Mr. Buck will serve as "lead Independent Trustee."

3. The following information is an addition to the information appearing in the "Compensation Table" on page S-14 of the SAI:


                                                                                      Total Compensation
                           Aggregate      Pension or Retirement      Estimated         from Oppenheimer
                         Compensation      Benefits Accrued as    Annual Benefits      Asset Management
   Name of Trustee         from Fund      Part of Fund Expenses   Upon Retirement      Registered Funds
---------------------------------------------------------------------------------------------------------
Jesse H. Ausubel               0                    0                    0                   $28,800
James E. Buck                  0                    0                    0                   $36,400

4. The following information is an addition to the information appearing in the "Equity Securities Owned by Independent Trustees" table on page S-14 of the
SAI:


                                                                           Aggregate Dollar Range of Equity
                                                Dollar Range of            Securities in All Funds Overseen
                                               Equity Securities           or to be Overseen by Trustee in
           Name of Trustee                        of the Fund               Family of Investment Companies
-----------------------------------------------------------------------------------------------------------
       Jesse H. Ausubel                             None                              None
       James E. Buck                                None                              None


5. The following paragraphs replace the second, third and fourth paragraphs below the "Equity Securities Owned by Independent Trustees" table of the SAI on page S-14:

         Prior to March 1, 2006, the Independent Trustees were each paid an annual retainer of $7,000 and per meeting fees of $700 (or $100 in the case of telephonic meetings) by the Fund, and were reimbursed by the Fund for their reasonable out-of-pocket expenses. In addition, each of the Independent Trustees, as an Audit Committee member, were paid a per-meeting fee of $100 for any Audit Committee meeting not held contemporaneously with an in-person or telephonic meeting of the Board. Effective March 1, 2006, the Independent Trustees are each paid by the Fund an annual retainer of $7,000 and per-meeting fees of: $1,000 for attendance at in-person meetings of the Fund; $1,000 for attendance at in-person meetings of one or more committees of the Fund of which such Independent Trustee is a member that are held on any day other than the day of a meeting of the Trustees; and $250 for participation in any telephonic meetings of the Fund or any committee thereof that are held on any given day (except that participating Independent Trustees will be paid $1,000 for certain substantive telephonic meetings). The Independent Trustees are reimbursed by the Fund for their reasonable out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Fund. In addition, Mr. Buck will be paid an additional retainer of $2,500 per year as "lead Independent Trustee."

         The Board has an Audit Committee, consisting of the Independent Trustees, which meets semi-annually at a minimum, and may meet more frequently as needed. Mr. Becker has been appointed as Chairman of the Audit Committee and has been designated as an "audit committee financial expert." The Audit Committee has, as its primary purpose, oversight responsibility with respect to: (i) the adequacy of the Fund's accounting and financial reporting processes, policies and practices; (ii) the integrity of the Fund's financial statements and the independent audit thereof; (iii) the adequacy of the Fund's overall system of internal controls and, as appropriate, the internal controls of certain service providers; (iv) the Fund's compliance with certain legal and regulatory requirements; (v) determining the qualification and independence of the Fund's independent auditors; and (vi) the Fund's internal audit function. To the extent there are Trustees who are not members of the Audit Committee, the Audit Committee members shall report its activities to the full Board on a regular basis and make such recommendations as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times in the fiscal year ended September 30, 2005.

         The Board has a Nominating Committee, comprised of the Independent Trustees, which exists principally for the purpose of recommending and selecting persons to serve in the capacity of Independent Trustee. In reviewing and evaluating a potential nominee the Nominating Committee considers relevant factors, including, but not limited to: (i) whether the nominee is an "interested person," as defined under the 1940 Act, of the Fund; (ii) whether the nominee has any relationships with the Fund, the Investment Adviser or its service providers that might impair the nominee's independence; (iii) whether the nominee can devote the time necessary to properly fulfill his or her responsibilities; (iv) what contribution the nominee can make to the Board and the Fund, considering the nominee's experience, education and other facts deemed relevant by the Nominating Committee; and (v) the nominee's character and integrity. The Nominating Committee will consider nominees recommended by shareholders in written requests addressed to the attention of the Nominating Committee in care of the Fund and which include biographical data regarding the proposed nominee and set forth the qualifications of the proposed nominee. Nominees recommended by shareholders will be evaluated based on the previously identified criteria.